Accounts Receivable, Net (Details) - Schedule of Movements of Provision for Accounts Receivable’s Estimated Credit Losses - Accounts Receivable [Member] - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movements of Provision for Accounts Receivable’s Estimated Credit Losses [Line Items]
Beginning balance	$ 1,100	$ 214	$ 214	$ 227
Ending balance	243	1,100	1,100	214
Addition			182,544	601
Write-off				(601)
Disposal of subsidiaries		$ (180,792)	(180,792)
Exchange rate effect			$ (866)	$ (13)